Stock Authorization And Issuance (Tables)	12 Months Ended
Dec. 31, 2020
Stock Authorization and Issuance [Abstract]
Summary Of Equity Offerings	DateTransaction # of Common Shares/ Units Sold Average Price per Share/Unit # of Warrants Issued(in 000’s) Average Exercise Price per Warrant Net Proceeds (1)January 2020Private placement of common stock 1,335 $0.13 - - $ 177February 2020Warrant amendment - - 5,000 $0.74 $ -March 2020Private placement of common stock, amended to add CPR 2,571 $0.35 - - $ 900April 2020 to December 2020Private placement of common stock with CPRs 10,858 $0.35 - - $ 3,724 (1)After deduction of applicable offering costs.